FORM 13F

FORM 13F COVER PAGE

"Report for the Quarter ended:     March 31, 2011"

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.) :  [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this report:

Name:          Alaska Permanent Capital Management
"Address:        900 West 5th Avenue, Suite 601"
                Anchorage
                Alaska 99501

13F File Number :

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized "to submit it, that all information contained herein is true, correct and" "complete, and that it is understood that all required items, statements," "schedules, lists, tables, are considered integral parts of this form."

Person signing this report on Behalf of Reporting Manager:

Name:      Evan Rose
Title:     President and CEO
Phone:     907-272-7575

"Signature, Place, and Date of Signing:"

"Evan Rose   Anchorage, Alaska April 29, 2011"

Report Type (Check only one) :

[X] 13F HOLDING REPORT.

[  ] 13F NOTICE.

[  ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:   None


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT 0F 1934.

Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             0

Form 13F Information Table Entry Total:     18

"Form 13F Information Table Value Total:     $ 241,976 (thousands)



List of Other Included Managers:              NONE





 FORM 13F INFORMATION TABLE
NAME	TITLE
OF	OF		 VALUE 		INVESTMENT 		VOTING AUTHORITY
ISSUER	CLASS	CUSIP	 (X$1000) 	SHARES	DISCRETION	OTHER MANAGERS	SOLE	SHARED	NONE
IPATH DOW JONES-AIG COMMODITY 	COM	06738C778	10857 	211435 	 SOLE 	 N/A 	211435
ISHARES BARCLAYS 1-3 YEAR CR	COM	464288646	4840 	46345 	 SOLE 	 N/A 	46345
ISHARES BARCLAYS TIPS ETF	COM	464287176	5063 	46383 	 SOLE 	 N/A 	46383
ISHARES MSCI EAFE INDEX FUND	COM	464287465	11156 	185679 	 SOLE 	 N/A 	185679
ISHARES RUSSELL 3000 INDEX	COM	464287689	5229 	66685 	 SOLE 	 N/A 	66685
iSHARES S&P 100 INDEX FUND	COM	464287101	11238 	189348 	 SOLE 	 N/A 	189348
ISHARES S&P 500 INDEX FUND	COM	464287200	2447 	18398 	 SOLE 	 N/A 	18398
ISHARES S&P MIDCAP 400		COM	464287507	27380 	277381 	 SOLE 	 N/A 	277381
ISHARES S&P SMALLCAP 600 INDEX	COM	464287804	10591 	143977 	 SOLE 	 N/A 	143977
SCHWAB US BROAD MARKET ETF	COM	808524102	476 	14781 	 SOLE 	 N/A 	14781
SPDR BARCLAYS CAPITAL INTL D	COM	78464A516	6776 	113250 	 SOLE 	 N/A 	113250
SPDR S&P 500 ETF TRUST		COM	78462F103	39433 	297405 	 SOLE 	 N/A 	297405
VANGUARD EMERGING MARKET ETF	COM	922042858	21134 	431744 	 SOLE 	 N/A 	431744
Vanguard FTSE ALL-WORLD EX-U	COM	922042775	424 	8600 	 SOLE 	 N/A 	8600
VANGUARD MSCI EAFE ETF		COM	921943858	35840 	960605 	 SOLE 	 N/A 	960605
VANGUARD REIT ETF		COM	922908553	25546 	436914 	 SOLE 	 N/A 	436914
VANGUARD TOTAL BOND MARKET ETF	COM	921937835	22618 	282652 	 SOLE 	 N/A 	282652
VANGUARD TOTAL STOCK MKT ETF	COM	922908769	927 	13493 	 SOLE 	 N/A 	13493